Consolidated Statements of Changes in Equity - USD ($)		Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Surplus	Capital Surplus Share Options Reserve	Capital Surplus Equity Instruments	Capital Surplus Other	Accumulated Deficit	Unrealized Valuation (Loss)/Gain on Equity Instrument at Fair Value Through Other Comprehensive Income	Non-controlling Interests
Beginning balance at Dec. 31, 2020		$ (10,152,284)	$ 61,826,237	$ 123,582,460	$ 115,754,741	$ 6,406,791		$ 1,420,928	$ (195,682,714)	$ (178,948)	$ 300,681
Beginning balance, shares at Dec. 31, 2020			209,675,470
Issuance of new share capital		101,555,708	$ 1,167,371	100,388,337	100,388,337
Issuance of new share capital, shares			136,412,540
Transaction costs attributable to the issuance of ordinary shares		(4,576,671)		(4,576,671)	(4,576,671)
Exercise of employee share options (Note 19)		221,710	$ 5,900	215,810	726,976	(511,166)
Exercise of employee share options (Note 19), share			590,000
Recognition of employee share options expense by the Company (Note 19)		2,428,128		2,428,128		2,428,128
Warrants exercised (Note 14d)		825,800	$ 20,454	805,346	805,346
Warrants exercised (Note 14d), shares			2,045,355
Non-controlling interests derecognised due to dilution of subsidiary		(31,717)									(31,717)
Reclassification of capital reserve to profit or loss		(1,376,349)		(1,376,349)				(1,376,349)
Net loss		(31,590,582)							(31,321,618)		(268,964)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		(31,590,582)							(31,321,618)		$ (268,964)
Ending balance at Dec. 31, 2021		57,303,743	$ 63,019,962	221,467,061	213,098,729	8,323,753		44,579	(227,004,332)	(178,948)
Ending balance, shares at Dec. 31, 2021			348,723,365
Recognition of employee share options expense by the Company (Note 19)		2,443,894		2,443,894		2,443,894
Net loss		(51,382,417)							(51,382,417)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		(51,382,417)							(51,382,417)
Ending balance at Dec. 31, 2022		8,365,220	$ 63,019,962	223,910,955	213,098,729	10,767,647		44,579	(278,386,749)	(178,948)
Ending balance, shares at Dec. 31, 2022			348,723,365
Issuance of new share capital		7,681,312	$ 912,031	6,769,281	6,769,281
Issuance of new share capital, shares			91,203,115
Issuance of Pre-Funded Warrant (Notes 14 and A)		8,262,698		8,262,698			$ 8,262,698
Issuance of Tranche Warrants (Notes 14 and A)		3,712,402		3,712,402			3,712,402
Expiry of Tranche Warrants (Notes 14 and A)				(1,539,117)			(1,539,117)		1,539,117
Transaction costs attributable to the issuance of ordinary shares	[1]	(93,805)		(93,805)	(93,805)
Recognition of employee share options expense by the Company (Note 19)		2,769,279		2,769,279		2,769,279
Net loss		(44,219,604)							(44,219,604)
Other comprehensive gain, net of income tax		235,567								235,567
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		(43,984,037)							(44,219,604)	235,567
Ending balance at Dec. 31, 2023		$ (13,286,931)	$ 63,931,993	$ 243,791,693	$ 219,774,205	$ 13,536,926	$ 10,435,983	$ 44,579	$ (321,067,236)	$ 56,619
Ending balance, shares at Dec. 31, 2023			439,926,480

[1]	A total of $23,027,787 net proceeds was raised which comprised of $19,994,760 from a private placement (Note 14a) and $3,033,027 from an ATM offering (Note 14c) of which an amount of $3,465,180 was recorded as financial liabilities measured at fair value through profit or loss as at the inception date relating to Tranche 1B & 2B warrants (Note 14a). Included within the private placement is Tranche 1A Warrant of $1,539,897 which lapsed during the year and has been subsequently reclassified from equity instruments to accumulated deficit (Note 14a).